Regions Funds
Treasury Money Market Fund
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Supplement to the Prospectus dated January 31, 2001



     Please note the following changes to the procedures described in the Fund's prospectus under the headings "HOW TO BUY SHARES" "HOW TO EXCHANGE SHARES" and "HOW TO REDEEM SHARES."

     On September 13, 2001, shareholders of the Fund may purchase and redeem shares on a limited basis subject to the terms of the prospectus, except as modified below:

o Redemption orders received by 11:00 a.m. (Eastern time) will be paid on the same day, but will not include that day's dividend.

o Redemption orders received after 11:00 a.m. will receive that day's dividend and the redemption proceeds will be paid on the following business day.

o Purchase orders received by 1:00 p.m. (Eastern time) will receive that day's dividend if the Fund receives payment before 1:00 p.m.

o    The Fund will price its shares at 11:00 a.m. and 1:00 p.m.

o Requests to exchange out of the Fund will not be processed during this period.

     Beginning September 14, 2001, shareholders of the Fund may purchase and redeem shares on a limited basis on each weekday until the New York Stock Exchange ("NYSE") reopens, subject to the terms of the prospectuses, except as modified below:

o Redemption orders received by 12:00 Noon (Eastern time) will be paid on the same day, but will not include that day's dividend.

o Redemption orders received after 12:00 will receive that day's dividend and the redemption proceeds will be paid on the following business day.

o Purchase orders received by 1:00 p.m. (Eastern time) will receive that day's dividend if the Fund receives payment before 1:00 p.m.

o During this period, the Fund will price its shares each weekday at 11:00 a.m., 12:00 p.m. and 1:00 p.m.

o Requests to exchange into or out of the Fund will not be processed during this period.

Other terms for purchasing and redeeming shares remain as stated in the Fund's prospectus.

     Once the NYSE reopens, the terms set forth in this supplement will expire and shares of the Fund may be purchased, redeemed and exchanged at the times stated in its current prospectus. September 13, 2001

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Federated Securities Corp., Distributor